Note 10 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Liabilities, Gross	$ 2,007	$ 1,843
Deferred Tax Assets, Net of Valuation Allowance	2,015	1,851
Deferred Tax Assets, Valuation Allowance	$ 2,965	2,488
Open Tax Year	2020 2021 2022 2023
Income Tax Examination, Penalties and Interest Accrued	$ 0	0
Income Taxes Paid, Net	200	$ 100
Operating Loss Carryforwards	9,700
Operating Loss Carryforwards, Not Subject to Expiration	2,100
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 14,700